REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
REVENUE
Schedule of disaggregated revenues

	Years Ended December 31,
	2021	2022	2023
Room revenues	7,024	7,571	11,789
Food and beverage revenues	694	1,049	1,333
Others	400	528	674
Leased and owned hotel revenues	8,118	9,148	13,796
Initial one-time license/franchise fee	109	106	114
On-going management and service/royalty fees	1,479	1,375	2,785
Central reservation system usage fees, other system maintenance and support fees	1,399	1,262	2,628
Reimbursements for hotel manager fees	897	1,103	1,400
Other fees	520	559	767
Manachised and franchised hotel revenues	4,404	4,405	7,694
Other revenues	263	309	392
Total revenues	12,785	13,862	21,882

Schedule of contract balances

	As of December 31,
	2022	2023
Current contract liabilities	1,308	1,637
Long-term contract liabilities	828	1,072
Total contract liabilities	2,136	2,709